Long-term debt - Additional Required Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
2029 Notes
Debt Instrument [Line Items]
Interest expense	$ 20,511	$ 14,299	$ 0
DFC amortization	527	342	0
Amortization of premium/discount, net	695	715	0
2027 Notes
Debt Instrument [Line Items]
Interest expense	22,218	25,538	32,175
DFC amortization	466	759	758
Amortization of premium/discount, net	478	785	805
2023 Notes
Debt Instrument [Line Items]
Interest expense	906	6,230	13,768
DFC amortization	12	297	224
Amortization of premium/discount, net	$ 17	$ 388	$ 287